Cash and cash equivalents (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents
Cash		$ 173	$ 304
Bank accounts (b)	[1]	185,276	37,836
Time deposits (c)	[2]	50,000	171,906
Cash and cash equivalents.		235,449	210,046	$ 369,200	$ 214,551
Minera Yanacocha SRL and subsidiary [Member]
Cash and cash equivalents
Cash		22	22
Bank accounts (b)		51,279	56,822
Time deposits (c)		819,628	761,659
Cash and cash equivalents.		870,929	818,503
Sociedad Minera Cerro Verde S.A.A. [Member]
Cash and cash equivalents
Cash equivalents	[3]	529,820	471,372
Bank accounts (b)		3,910	10,119
Cash and cash equivalents.		$ 533,730	$ 481,491

[1]	(b)Bank accounts earn interest at floating rates based on market rates.
[2]	(c)As of December 31, 2020 and 2019, time deposits were kept in prime financial institutions, which generated interest at annual market rates and have current maturities, according to the immediate cash needs of the Group.
[3]	(a)Cash equivalents as of December 31, 2020, includes short-term deposits with Scotiabank Peru of US$125.0 million, Citibank NY of US$92.3 million and a portfolio of investments in highly marketable liquid investments (investments classified as “AAA” by Standard & Poor’s and Moody’s) of US$312.5 million, which yield variable returns, and are classified as cash equivalents because they are readily convertible to known amounts of cash and management plans to use them for its short-term cash needs. Because of the short maturity of these investments (i.e., less than 90 days), the carrying amount of these investments corresponds to their fair value at the date of the financial statements. Changes in the fair value of these investments are insignificant.